LEASING (Tables)	12 Months Ended
Dec. 31, 2024
LEASING
Summary of changes in the Right-of-use assets

		Machines, equipment,	Data electronic
Right-of-use Cost	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2022	392,999	830,835	126,881	148,121	1,498,836
Additions	157,577	80,759	—	87,279	325,615
Disposals	(4,339)	(89,751)	—	(832)	(94,922)
Remeasurements	33,801	112,946	6,716	6,578	160,041
Foreign exchange effect	(17,851)	(25,080)	(113)	(21,851)	(64,895)
Balances as of December 31, 2022	562,187	909,709	133,484	219,295	1,824,675
Additions	45,736	580,722	—	51,738	678,196
Disposals	(7,134)	(241,191)	(589)	(7,962)	(256,876)
Remeasurements	26,615	11,357	—	10,102	48,074
Foreign exchange effect	(28,128)	(54,981)	(98)	(12,947)	(96,154)
Balances as of December 31, 2023	599,276	1,205,616	132,797	260,226	2,197,915
Additions	34,807	246,986	269	8,863	290,925
Disposals	(30,793)	(153,648)	(701)	(63,885)	(249,027)
Remeasurements	60,167	57,847	189	45,595	163,798
Foreign exchange effect	75,442	31,976	8,493	2,080	117,991
Balances as of December 31, 2024	738,899	1,388,777	141,047	252,879	2,521,602

		Machines, equipment,	Data electronic
Accumulated depreciation	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2022	(156,809)	(368,453)	(44,443)	(67,387)	(637,092)
Depreciation	(77,668)	(201,777)	(12,849)	(34,574)	(326,868)
Disposals	4,277	86,298	—	568	91,143
Foreign exchange effect	3,785	1,583	28	3,622	9,018
Balances as of December 31, 2022	(226,415)	(482,349)	(57,264)	(97,771)	(863,799)
Depreciation	(77,771)	(300,200)	(12,893)	(39,996)	(430,860)
Disposals	8,475	239,196	519	5,629	253,819
Foreign exchange effect	7,564	15,278	76	2,661	25,579
Balances as of December 31, 2023	(288,147)	(528,075)	(69,562)	(129,477)	(1,015,261)
Depreciation	(81,055)	(336,490)	(13,830)	(40,175)	(471,550)
Disposals	22,205	138,361	701	66,717	227,984
Foreign exchange effect	(32,698)	(40,306)	(126)	(20,951)	(94,081)
Balances as of December 31, 2024	(379,695)	(766,510)	(82,817)	(123,886)	(1,352,908)

Right-of-use Assets
Balances as of December 31, 2022	335,772	427,360	76,220	121,524	960,876
Balances as of December 31, 2023	311,129	677,541	63,235	130,749	1,182,654
Balances as of December 31, 2024	359,204	622,267	58,230	128,993	1,168,694

Schedule of leasing payables

	2024	2023
2024	—	373,151
2025	430,727	336,033
2026	285,711	207,496
2027	184,682	138,995
2028	130,349	221,927
2029 on	249,200	—
	1,280,669	1,277,602
Leasing payable
Current	430,727	373,151
Non-current	849,942	904,451

Financial expense for the years ended on December 31, 2024 and 2023	129,137	127,787